Assets (Tables) - Peak Bio, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consist of the following:

	September 30,	December 31,
	2024	2023
Prepaid directors and officers insurance current policies	$125,394	$1,222,734
Prepaid directors and officers insurance run-off policies	539,341	638,404
Other prepaid expenses	10,429	56,128
Other receivables	—	75,192
Prepaid and other current assets	$675,164	$1,992,458

Prepaid and other current assets consist of the following:

	December 31,
	2023	2022
Prepaid expenses	$1,917,266	$2,317,925
Other receivables	75,192	244,976
Prepaid and other current assets	$1,992,458	$2,562,901

Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2023	2022
Lab equipment	$682,209	$682,209
Leasehold improvements	41,578	41,578
Computer and office equipment	25,380	120,774
Computer software	3,725	3,725
Gross property and equipment	$752,892	$848,286
Less: accumulated depreciation	(599,784)	(471,638)
Net property and equipment	$153,108	$376,648